Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

18. RELATED PARTY TRANSACTIONS

(a) The table below sets forth the related parties and their relationships with the Group, with which the Group has transactions:

No.	Name of Related Parties	Relationship
1	Mr. Alan Nan Wu	Shareholder and Executive Chairman of the Company
2	Mr. Benjamin Zhai	Chief Executive Officer and Executive Director of the Company
3	Mr. Chenxuan Zhao	Director of certain subsidiaries of the Group
4	Yunmi New Energy Technology Ltd. (“Yunmi)	A company wholly owned by Mr. Chenxuan Zhao

(b) The Group had the following significant related party transactions for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
Nature	2026	2025
	(Unaudited)	(Unaudited)
Loan proceeds from related parties
– Mr. Benjamin Zhai (i)	$-	$94
– Mr. Alan Nan Wu (ii)	163	622
Repayments to related parties
– Mr. Benjamin Zhai (i)	190	-
– Mr. Alan Nan Wu (ii)	259	27
Loan to a related party
– Mr. Chenxuan Zhao (iii)	255	-
A compensation
– Yunmi (see Note 15 share-based compensation for details)	$4,338	$-

(c) The Group had the following related party balances with the related parties mentioned above:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Amounts due from a related party:
– Mr. Chenxuan Zhao (iii)	$259	$-
Amount due from a related party, net	$259	$-

Amounts due to related parties:
– Mr. Alan Nan Wu (ii)	$618	$714
– Mr. Benjamin Zhai (i)	260	450
Total	$878	$1,164

(i)	On April 16, 2025, the Group entered into a loan agreement with Mr. Benjamin Zhai, pursuant to provide a loan in the principal amount of US$0.3 million. The loan has a term of 12 months from the date the funds are received by the Group. Under the terms of the agreement, the Company is required to repay a total amount of US$0.5 million upon maturity, representing principal of US$0.3 million and total interest of US$0.2 million. The effective annual interest rate is approximately 50%. Of the total loan proceeds, approximately US$0.1 million was remitted directly to the Group, and the remaining US$0.2 million was paid by Mr. Benjamin Zhai on behalf of the Group to settle audit service fees. For the six months ended June 30, 2026, the Group repaid US$0.2 million to Mr. Benjamin Zhai. As of June 30, 2026, the outstanding balance payable to Mr. Benjamin Zhai was US$0.3 million.

(ii)	In 2022, My Car (Shenzhen) Technology Co, Ltd. (“My Car”, a prior related party of the Group before June 26, 2023) paid loan and expenses on behalf of the Group totaled US$5.5 million, which were interest-free and repayable on demand, and the Group repaid US$5.8 million. The Group provided loan to My Car of US$1.5 million which was transferred to Mr. Nan Wu from My Car. Subsequently, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled US$3.8 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of US$2.9 million to the Group for ordinary operations in 2022, which was repayable on demand. In 2024, the Group made repayments to Mr. Nan Wu of US$0.5 million. In 2025, the Group received interest-free loans of US$1.0 million from Mr. Nan Wu and made repayments of US$0.2 million. Following the disposal of ICONIQ, the Group still had an outstanding balance of US$0.6 million due to Mr. Alan Nan Wu as of June 30, 2026. During the six months ended June 30, 2026, the Group borrowed US$0.2 million from Mr. Alan Nan Wu and made repayments of US$0.3 million to him.

(iii)	The Group provided loans to Mr. Chenxuan Zhao for use as working funds to support the Group’s daily operations, which were interest-free and repayable on demand.

For the six months ended June 30, 2026 and 2025, the Group did not recognize any allowance for credit losses on amounts due from related parties from continuing operations.